Partners' Capital (Details) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Limited partner common units, outstanding	9,171	9,165
General partner interest units, outstanding	185	185
AIM Midstream Holdings No. of units outstanding [Member]
Limited partner common units, outstanding	4,645
Limited partner subordinated units	4,526
General partner interest units, outstanding	185